Note 16 - Segmented Information and Revenue - Segment Earnings (Details) - CAD ($)	3 Months Ended			9 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2018
Statement Line Items [Line Items]
Segmented assets	$ 1,208,363			$ 1,302,004
Segmented liabilities	950,910			743,410
Segmented revenue	111,964	$ 80,355	$ 597,977
Segmented direct costs	44,936	38,120	37,930
Segmented selling, general & administrative	277,003	310,965	231,688
Segmented loss	(314,522)	(544,093)	3,945	439,936
Foreign exchange	(2,867)	29,341	(13,452)
Interest expense	(4,231)	(14,952)	(9,382)
Share-based payment	(27,758)	(23,408)
Other comprehensive income (loss)	(14,377)	369	(218)	$ 31,833
Total Comprehensive Income (Loss)	(328,899)	(543,723)	3,727
Online English language learning segment [member]
Statement Line Items [Line Items]
Segmented assets	166,183	112,925	5,357,137
Segmented liabilities	326,088	103,105	144,785
Segmented revenue		35,612	518,787
Segmented direct costs	23,005	17,250	16,049
Segmented selling, general & administrative	58,525	87,407	100,540
Segmented other expense	2,843	430
Segmented loss	(61,589)	(326,909)	107,850
Online English language learning segment [member] | Online [member]
Statement Line Items [Line Items]
Segmented revenue	80,296
Online English language learning segment [member] | Offline [member]
Statement Line Items [Line Items]
Segmented revenue
Online English language learning segment [member] | Royalty [member]
Statement Line Items [Line Items]
Segmented revenue	207
Print-based English language learning segment [member]
Statement Line Items [Line Items]
Segmented assets	991,858	954,906	1,342,105
Segmented liabilities	176,976	161,060	191,804
Segmented revenue		44,743	79,190
Segmented direct costs	21,931	20,870	21,881
Segmented selling, general & administrative	99,964	39,478	(38,604)
Segmented other expense	8,948	8,257
Segmented loss	(99,383)	(23,862)	88,959
Print-based English language learning segment [member] | Online [member]
Statement Line Items [Line Items]
Segmented revenue
Print-based English language learning segment [member] | Offline [member]
Statement Line Items [Line Items]
Segmented revenue
Print-based English language learning segment [member] | Royalty [member]
Statement Line Items [Line Items]
Segmented revenue	31,461
Head office [member]
Statement Line Items [Line Items]
Segmented assets	50,322	100,176	648,669
Segmented liabilities	447,846	870,403	562,562
Segmented revenue
Segmented direct costs
Segmented selling, general & administrative	118,515	184,080	169,752
Segmented other expense	179	223
Segmented loss	(118,694)	(184,302)	(170,031)
Head office [member] | Online [member]
Statement Line Items [Line Items]
Segmented revenue
Head office [member] | Offline [member]
Statement Line Items [Line Items]
Segmented revenue
Head office [member] | Royalty [member]
Statement Line Items [Line Items]
Segmented revenue
Total operating segments [member]
Statement Line Items [Line Items]
Segmented assets	1,208,363	1,168,007	7,347,911
Segmented liabilities	950,910	1,134,568	899,151
Segmented revenue		80,355	597,977
Segmented direct costs	44,936	38,120	37,930
Segmented selling, general & administrative	277,003	310,965	231,688
Segmented other expense	11,970	8,910
Segmented loss	(279,666)	$ (535,073)	$ 26,779
Total operating segments [member] | Online [member]
Statement Line Items [Line Items]
Segmented revenue	80,296
Total operating segments [member] | Offline [member]
Statement Line Items [Line Items]
Segmented revenue
Total operating segments [member] | Royalty [member]
Statement Line Items [Line Items]
Segmented revenue	$ 31,668